Derivative Instruments and Hedging Activities Fair Value Balance Sheet (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 25, 2010 USD ($)	Dec. 31, 2011 Cross currency swaps USD ($)	Dec. 25, 2010 Cross currency swaps USD ($)	Dec. 31, 2011 Cross currency swaps Other current assets USD ($)	Dec. 25, 2010 Cross currency swaps Other current assets USD ($)	Dec. 31, 2011 Cross currency swaps Accrued Expenses [Member] USD ($)	Dec. 25, 2010 Cross currency swaps Accrued Expenses [Member] USD ($)	Dec. 31, 2011 Cross currency swaps Other assets USD ($)	Dec. 25, 2010 Cross currency swaps Other assets USD ($)	Dec. 31, 2011 Cross currency swaps Long term derivative liability USD ($)	Dec. 25, 2010 Cross currency swaps Long term derivative liability USD ($)	Dec. 25, 2010 Forward starting interest rate swap USD ($)	Dec. 25, 2010 Forward starting interest rate swap Other current assets USD ($)	Dec. 25, 2010 Forward starting interest rate swap Accrued Expenses [Member] USD ($)	Dec. 31, 2011 Foreign currency forwards USD ($)	Dec. 25, 2010 Foreign currency forwards USD ($)	Dec. 31, 2011 Foreign currency forwards Other current assets USD ($)	Dec. 25, 2010 Foreign currency forwards Other current assets USD ($)	Dec. 31, 2011 Foreign currency forwards Accrued Expenses [Member] USD ($)	Dec. 25, 2010 Foreign currency forwards Accrued Expenses [Member] USD ($)	Dec. 31, 2011 Foreign currency forwards Other assets USD ($)	Dec. 25, 2010 Foreign currency forwards Other assets USD ($)	Dec. 31, 2011 Foreign currency forwards Long term derivative liability USD ($)	Dec. 25, 2010 Foreign currency forwards Long term derivative liability USD ($)	Dec. 31, 2011 Commodity swaps J	Dec. 25, 2010 Commodity swaps J	Dec. 31, 2011 Commodity swaps Other current assets USD ($)	Dec. 25, 2010 Commodity swaps Other current assets USD ($)	Dec. 31, 2011 Commodity swaps Accrued Expenses [Member] USD ($)	Dec. 25, 2010 Commodity swaps Accrued Expenses [Member] USD ($)	Dec. 31, 2011 Commodity swaps Other assets USD ($)	Dec. 25, 2010 Commodity swaps Other assets USD ($)	Dec. 31, 2011 Commodity swaps Long term derivative liability USD ($)	Dec. 25, 2010 Commodity swaps Long term derivative liability USD ($)	Dec. 25, 2010 Total return swaps AUD	Dec. 25, 2010 Total return swaps Other current assets USD ($)	Dec. 25, 2010 Total return swaps Accrued Expenses [Member] USD ($)	Dec. 31, 2011 Option contracts	Dec. 25, 2010 Option contracts	Dec. 31, 2011 Option contracts Other current assets USD ($)	Dec. 25, 2010 Option contracts Other current assets USD ($)	Dec. 31, 2011 Option contracts Accrued Expenses [Member] USD ($)	Dec. 25, 2010 Option contracts Accrued Expenses [Member] USD ($)
Derivatives designated as hedging instruments:
Notional Amounts			$ 901.3	$ 1,637.1									$ 0			$ 464.6	$ 426.0
Notional Amount of Derivatives Nonmonetary Designated as Hedging Instrument, Energy																										2,200,000	2,200,000
Derivative asset, fair value, designated as hedging instrument	3.4	0.5			0	0			0	0				0				0	0.3			3.4	0.1					0	0.1			0	0
Derivative liability, fair value, designated as hedging instrument	(315.5)	(430.2)					(103.2)	(11.2)			(208.7)	(401.0)			0					(1.3)	(12.4)			0	(3.4)					(1.8)	(1.8)			(0.5)	(0.4)
Derivatives not designated as hedging instruments:
Notional amount of derivative, not designated as hedging instrument																8,825.0	13.9																			42.1
Notional amount of derivatives not designated as hedging instrument, in FGL.ASX shares (in shares)																																							9,668.0	7.6
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	(0.1)	(4.3)																0	0													0					(1.2)				(0.1)	(3.1)
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ (4.6)	$ (1.0)																		$ (1.3)	$ (0.8)													$ (3.3)				$ 0					$ 0	$ (0.2)